INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes from continuing operations for the years ended April 30, 2017 and 2016 is summarized as follows:

	Years Ended
	April 30,
	2017	2016
Current
Federal	$—	$—
State	1,632	1,706
Foreign	—	—
Totals	1,632	1,706
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Totals	—	—
Total provision for income taxes (benefits)	$1,632	$1,706

Schedule of Effective Income Tax Rate Reconciliation
The principal differences between the statutory income tax and the actual provision for income taxes are summarized as follows:

	Years Ended
	April 30,
	2017	2016
Expected tax (benefit) provision at statutory rate (34%)	$(413,337)	$(1,233,531)
State and local taxes, net of federal tax benefit	(684,228)	(675,924)
Valuation allowance	1,300,959	1,288,447
Deferred tax true-up	(320,038)
Write-off of foreign tax credits	—	265,600
Inducement Expense	—	136,000
Permanent differences	118,276	1,706
Other	—	219,408
Totals	$1,632	$1,706

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets and liabilities are as follows:

	April 30, 2017	April 30, 2016
Deferred tax assets:
Allowance for doubtful accounts	$100,989	$36,165
Bonus and vacation accruals	45,319	53,727
Non-qualified stock options	1,422,692	1,135,090
Valuation allowance	(1,569,000)	(1,224,973)
Deferred tax assets-current	—	—
Capital loss carryforward	4,768,005	4,126,345
Property and equipment	(12,725)	43,948
Net operating loss carryforward	12,962,521	12,590,576
Valuation allowance	(17,717,801)	(16,760,869)
Deferred tax assets (liabilities)-long term	—	—
Net deferred tax assets (liabilities)	—	$—